First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 93.6%
	Capital Markets — 93.6%
64,787	abrdn Global Infrastructure Income Fund	$1,286,670
78,289	abrdn Healthcare Investors	1,364,577
66,148	abrdn Healthcare Opportunities Fund	1,381,170
13,358	abrdn Life Sciences Investors	190,485
23,383	Adams Natural Resources Fund, Inc.	553,709
30,639	Angel Oak Financial Strategies Income Term Trust	391,566
56,044	BlackRock Capital Allocation Term Trust	914,078
18,002	BlackRock Credit Allocation Income Trust	197,662
19,929	BlackRock Enhanced Capital and Income Fund, Inc.	400,972
4,614	BlackRock Health Sciences Trust	184,145
19,319	BlackRock Multi-Sector Income Trust	282,637
31,663	BlackRock Resources & Commodities Strategy Trust	299,849
31,034	Blackrock Science & Technology Trust	1,148,568
11,812	BlackRock Utilities Infrastructure & Power Opportunities Trust	281,716
69,924	Blackstone Strategic Credit 2027 Term Fund	874,749
37,087	Brookfield Real Assets Income Fund, Inc.	502,900
17,112	Central Securities Corp.	803,237
39,179	Cohen & Steers Infrastructure Fund, Inc.	1,027,273
41,876	Cohen & Steers REIT and Preferred and Income Fund, Inc.	976,130
5,582	DoubleLine Yield Opportunities Fund	91,712
16,461	Duff & Phelps Utility and Infrastructure Fund, Inc.	205,433
51,496	Eaton Vance Short Duration Diversified Income Fund	574,695
51,193	Eaton Vance Tax-Advantaged Dividend Income Fund	1,314,636
83,429	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,591,825
50,714	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,327,693
181,983	FS Credit Opportunities Corp.	1,237,484
Shares	Description	Value

	Capital Markets (Continued)
47,445	Gabelli Dividend & Income (The) Trust	$1,214,118
14,713	General American Investors Co., Inc.	756,395
57,623	John Hancock Tax-Advantaged Dividend Income Fund	1,362,208
25,612	Kayne Anderson Energy Infrastructure Fund	350,372
174,425	Nuveen Credit Strategies Income Fund	1,022,131
71,833	Nuveen Floating Rate Income Fund	655,117
10,345	Nuveen Mortgage and Income Fund	190,141
29,428	Nuveen Multi-Asset Income Fund	376,678
15,364	Nuveen NASDAQ 100 Dynamic Overwrite Fund	405,302
124,654	Nuveen Preferred & Income Opportunities Fund	1,007,204
45,768	Nuveen Real Asset Income and Growth Fund	622,903
24,962	Nuveen Taxable Municipal Income Fund	408,378
47,520	Nuveen Variable Rate Preferred & Income Fund	916,661
41,779	NYLI CBRE Global Infrastructure Megatrends Term Fund	574,461
72,907	PGIM Global High Yield Fund, Inc.	925,919
12,627	PIMCO Access Income Fund	213,018
63,376	PIMCO Dynamic Income Opportunities Fund	865,716
21,408	PIMCO Dynamic Income Strategy Fund	578,016
22,084	Reaves Utility Income Fund	770,069
20,999	Royce Micro-Cap Trust, Inc.	216,710
45,249	Royce Small-Cap Trust, Inc.	753,396
28,447	Source Capital, Inc.	1,280,115
10,974	Tortoise Power and Energy Infrastructure Fund, Inc.	228,479
29,768	Tri-Continental Corp.	1,026,401
18,079	Virtus Artificial Intelligence & Technology Opportunities Fund	444,201
59,071	Western Asset Diversified Income Fund	881,930

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
75,170	Western Asset High Income Opportunity Fund, Inc.	$299,177
34,364	Western Asset Inflation-Linked Opportunities & Income Fund	298,623
	Total Closed-End Funds	38,049,410
	(Cost $36,978,052)
EXCHANGE-TRADED FUNDS — 3.0%
	Capital Markets — 3.0%
49,401	Invesco Variable Rate Investment Grade ETF	1,240,459
	(Cost $1,237,388)
MONEY MARKET FUNDS — 2.8%
1,135,492	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (a)	1,135,492
	(Cost $1,135,492)

	Total Investments — 99.4%	40,425,361
	(Cost $39,350,932)
	Net Other Assets and Liabilities — 0.6%	224,542
	Net Assets — 100.0%	$40,649,903

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 38,049,410	$ 38,049,410	$ —	$ —
Exchange-Traded Funds*	1,240,459	1,240,459	—	—
Money Market Funds	1,135,492	1,135,492	—	—
Total Investments	$40,425,361	$40,425,361	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
November 30, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 88.1%
	Alabama — 4.8%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$251,729
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	498,146
				749,875
	Arizona — 3.0%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	262,881
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	210,863
				473,744
	Arkansas — 0.7%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	104,551
	California — 6.5%
225,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AGM, AMT	4.38%	07/01/49	227,988
300,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/53	318,053
250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	253,118
250,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	229,869
				1,029,028
	Colorado — 2.8%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	236,410
200,000	Denver City & Cnty CO Spl Facs Arpt Rev Ref United Airls Inc Proj, AMT	5.00%	10/01/32	200,057
				436,467
	Florida — 11.1%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	262,004
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	284,867
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	233,807
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	234,087
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	254,731
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	259,816
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	217,330
				1,746,642
	Georgia — 2.6%
150,000	Bartow Cnty GA Dev Auth Solidwaste Disp Fac Rev Var GA Pwr Co Plant Bowen Proj, AMT (b)	3.35%	11/01/62	150,000
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	254,217
				404,217
	Guam — 1.7%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	261,603
	Illinois — 3.6%
300,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	314,420
250,000	IL St, Ser B	4.00%	12/01/37	250,431
				564,851

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana — 3.8%
$250,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.75%	03/01/54	$271,832
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	326,637
				598,469
	Iowa — 3.3%
260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	239,252
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	289,049
				528,301
	Kansas — 1.7%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	262,427
	Missouri — 1.6%
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	249,278
	Montana — 1.3%
250,000	Montana St Brd of Hsg Sf Mtge Ref , Ser A-1	2.80%	12/01/39	211,753
	New Hampshire — 2.0%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	309,695
	New York — 7.3%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	332,351
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	277,225
250,000	NY St Thruway Auth Ref, Ser P	5.25%	01/01/54	276,395
250,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	261,240
				1,147,211
	North Carolina — 1.5%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs for the Aging Ref, Ser A	4.00%	03/01/41	236,517
	Ohio — 1.6%
250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	249,288
	Oregon — 3.2%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	251,108
250,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/41	255,291
				506,399
	Pennsylvania — 1.6%
250,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	252,822
	Puerto Rico — 3.1%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	247,440
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	250,002
				497,442

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina — 5.2%
$250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser-B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	$272,658
280,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	273,650
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/50	281,408
				827,716
	Texas — 3.3%
250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	244,804
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	281,645
				526,449
	Vermont — 1.9%
300,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	294,233
	Virginia — 1.7%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A	5.50%	12/01/54	266,044
	Washington — 3.8%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	322,458
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	270,692
				593,150
	Wisconsin — 3.4%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	225,457
300,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	310,436
				535,893
	Total Municipal Bonds			13,864,065
	(Cost $13,231,258)

Shares	Description	Value
CLOSED-END FUNDS — 8.2%
	Capital Markets — 8.2%
3,183	BlackRock Municipal Income Quality Trust	37,273
9,431	BlackRock Municipal Income Trust	98,554
10,508	BlackRock Municipal Income Trust II	116,429
2,770	BlackRock MuniHoldings Fund, Inc.	34,874
4,621	BlackRock MuniYield Quality Fund II, Inc.	49,352
6,499	BlackRock MuniYield Quality Fund III, Inc.	75,583
3,063	BlackRock MuniYield Quality Fund, Inc.	39,053
5,360	Eaton Vance Municipal Income Trust	57,834
3,721	Invesco Municipal Trust	38,289
7,436	Invesco Quality Municipal Income Trust	76,368
7,822	Invesco Trust for Investment Grade Municipals	82,053
9,457	Nuveen AMT-Free Municipal Credit Income Fund	125,211
14,622	Nuveen AMT-Free Quality Municipal Income Fund	173,856
6,626	Nuveen Municipal Credit Income Fund	86,337

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
6,468	Nuveen Quality Municipal Income Fund	$79,492
10,832	Western Asset Managed Municipals Fund, Inc.	115,577
	Total Closed-End Funds	1,286,135
	(Cost $1,307,730)

	Total Investments — 96.3%	15,150,200
	(Cost $14,538,988)
	Net Other Assets and Liabilities — 3.7%	583,271
	Net Assets — 100.0%	$15,733,471

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At November 30, 2024, securities noted as such amounted to $2,040,026 or 13.0% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$13,864,065	$—	$13,864,065	$—
Closed-End Funds**	1,286,135	1,286,135	—	—
Total Investments	$15,150,200	$1,286,135	$13,864,065	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
114,609	First Trust Emerging Markets Local Currency Bond ETF (a)	$3,104,758
143,989	First Trust Enhanced Short Maturity ETF (a)	8,609,822
248,922	First Trust Intermediate Duration Investment Grade Corporate ETF (a)	5,214,816
2,423,048	First Trust Limited Duration Investment Grade Corporate ETF (a)	46,013,682
942,220	First Trust Low Duration Opportunities ETF (a)	46,140,514
85,140	First Trust Senior Loan Fund (a)	3,942,833
381,111	First Trust Tactical High Yield ETF (a)	15,941,873
21,878	iShares 3-7 Year Treasury Bond ETF	2,562,570
	Total Exchange-Traded Funds	131,530,868
	(Cost $132,957,002)
MONEY MARKET FUNDS — 0.1%
70,456	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (b)	70,456
	(Cost $70,456)

	Total Investments — 100.0%	131,601,324
	(Cost $133,027,458)
	Net Other Assets and Liabilities — 0.0%	12,135
	Net Assets — 100.0%	$131,613,459

(a)	Investment in an affiliated fund.
(b)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 131,530,868	$ 131,530,868	$ —	$ —
Money Market Funds	70,456	70,456	—	—
Total Investments	$131,601,324	$131,601,324	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 1, 2024 to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	114,609	$3,894,478	$135,011	$(815,256)	$(148,230)	$38,755	$3,104,758	$45,170
First Trust Enhanced Short Maturity ETF	143,989	11,316,329	4,197,890	(6,900,813)	(36,995)	33,411	8,609,822	105,710
First Trust Intermediate Duration Investment Grade Corporate ETF	248,922	—	5,359,327	(36,948)	(107,384)	(179)	5,214,816	38,028
First Trust Limited Duration Investment Grade Corporate ETF	2,423,048	53,602,679	1,987,380	(9,390,099)	(444,606)	258,328	46,013,682	515,631
First Trust Low Duration Opportunities ETF	942,220	53,634,361	1,984,823	(9,487,823)	(267,560)	276,713	46,140,514	470,492
First Trust Senior Loan Fund	85,140	7,552,168	3,963,980	(7,583,216)	50,637	(40,736)	3,942,833	63,690
First Trust Tactical High Yield ETF	381,111	15,370,965	7,045,007	(6,534,159)	353,852	(293,792)	15,941,873	238,624
		$145,370,980	$24,673,418	$(40,748,314)	$(600,286)	$272,500	$128,968,298	$1,477,345

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
604	General Electric Co.	$110,024
2,715	Howmet Aerospace, Inc.	321,402
442	Lockheed Martin Corp.	233,999
641	Textron, Inc.	54,889
1	TransDigm Group, Inc.	1,253
		721,567
	Air Freight & Logistics — 0.2%
599	FedEx Corp.	181,299
	Automobile Components — 0.0%
721	BorgWarner, Inc.	24,745
	Banks — 0.6%
4,081	Citizens Financial Group, Inc.	196,459
7,722	Regions Financial Corp.	210,502
760	Zions Bancorp N.A.	45,995
		452,956
	Beverages — 0.3%
3,718	Coca-Cola (The) Co.	238,249
	Biotechnology — 1.9%
3,443	AbbVie, Inc.	629,828
597	Alnylam Pharmaceuticals, Inc. (a)	151,083
4,520	Gilead Sciences, Inc.	418,462
2,200	Incyte Corp. (a)	164,098
84	United Therapeutics Corp. (a)	31,121
		1,394,592
	Broadline Retail — 2.0%
6,196	Amazon.com, Inc. (a)	1,288,087
1,159	eBay, Inc.	73,353
1,240	Etsy, Inc. (a)	68,026
		1,429,466
	Building Products — 2.8%
3,761	A.O. Smith Corp.	280,157
39	Allegion PLC	5,493
1,321	Builders FirstSource, Inc. (a)	246,327
637	Carlisle Cos., Inc.	290,918
282	Lennox International, Inc.	188,131
4,602	Masco Corp.	370,737
1,323	Owens Corning	272,035
841	Trane Technologies PLC	350,041
		2,003,839
	Capital Markets — 3.0%
200	Ameriprise Financial, Inc.	114,794
6,600	Bank of New York Mellon (The) Corp.	540,342
65	Blackrock, Inc.	66,482
1,276	Cboe Global Markets, Inc.	275,425
Shares	Description	Value

	Capital Markets (Continued)
716	CME Group, Inc.	$170,408
5,601	Franklin Resources, Inc.	127,479
1,480	Interactive Brokers Group, Inc., Class A	282,813
1,801	Intercontinental Exchange, Inc.	289,889
1,680	Invesco Ltd.	30,391
78	Moody’s Corp.	38,998
118	S&P Global, Inc.	61,656
399	State Street Corp.	39,306
1,201	T. Rowe Price Group, Inc.	148,732
		2,186,715
	Chemicals — 1.5%
3,280	CF Industries Holdings, Inc.	294,085
1,522	Ecolab, Inc.	378,628
559	LyondellBasell Industries N.V., Class A	46,587
721	Mosaic (The) Co.	19,078
1,079	PPG Industries, Inc.	134,195
602	RPM International, Inc.	83,545
357	Sherwin-Williams (The) Co.	141,872
		1,097,990
	Commercial Services & Supplies — 0.8%
2,244	Cintas Corp.	506,673
800	Rollins, Inc.	40,264
		546,937
	Communications Equipment — 1.6%
235	Arista Networks, Inc. (a)	95,368
5,442	Cisco Systems, Inc.	322,221
1,761	F5, Inc. (a)	440,866
558	Motorola Solutions, Inc.	278,833
		1,137,288
	Construction & Engineering — 0.6%
923	EMCOR Group, Inc.	470,841
	Consumer Finance — 0.7%
999	American Express Co.	304,375
3,161	Synchrony Financial	213,431
		517,806
	Consumer Staples Distribution & Retail — 2.1%
684	Costco Wholesale Corp.	664,766
5,801	Kroger (The) Co.	354,325
2,799	Walgreens Boots Alliance, Inc.	25,247
4,921	Walmart, Inc.	455,193
		1,499,531
	Containers & Packaging — 0.7%
2,601	Amcor PLC	27,675

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
4,120	International Paper Co.	$242,380
1,043	Packaging Corp. of America	259,550
		529,605
	Distributors — 0.2%
3,080	LKQ Corp.	121,013
	Diversified REITs — 0.2%
2,641	WP Carey, Inc.	150,695
	Diversified Telecommunication Services — 0.7%
5,680	AT&T, Inc.	131,549
8,160	Verizon Communications, Inc.	361,814
		493,363
	Electric Utilities — 2.7%
1,845	Constellation Energy Corp.	473,353
1,879	Edison International	164,882
3,120	Evergy, Inc.	201,646
8,801	FirstEnergy Corp.	374,482
6,044	NRG Energy, Inc.	614,131
1,000	PPL Corp.	34,930
1,038	Southern (The) Co.	92,517
		1,955,941
	Electrical Equipment — 0.7%
1,078	Eaton Corp. PLC	404,703
836	Vertiv Holdings Co., Class A	106,673
		511,376
	Electronic Equipment, Instruments & Components — 1.1%
5,801	Amphenol Corp., Class A	421,443
120	CDW Corp.	21,111
1,000	Jabil, Inc.	135,830
919	Keysight Technologies, Inc. (a)	157,002
399	TE Connectivity PLC	60,297
		795,683
	Entertainment — 1.2%
1,356	Electronic Arts, Inc.	221,936
722	Netflix, Inc. (a)	640,277
		862,213
	Financial Services — 2.9%
2,361	Berkshire Hathaway, Inc., Class B (a)	1,140,410
2,120	Corebridge Financial, Inc.	68,625
1	Equitable Holdings, Inc.	48
2,965	Fidelity National Information Services, Inc.	252,915
399	Fiserv, Inc. (a)	88,163
282	Mastercard, Inc., Class A	150,289
Shares	Description	Value

	Financial Services (Continued)
677	Visa, Inc., Class A	$213,309
18,920	Western Union (The) Co.	208,309
		2,122,068
	Food Products — 0.2%
800	Archer-Daniels-Midland Co.	43,680
520	Bunge Global S.A.	46,665
2,321	Kraft Heinz (The) Co.	74,202
		164,547
	Health Care Equipment & Supplies — 1.2%
5,285	Boston Scientific Corp. (a)	479,138
360	Hologic, Inc. (a)	28,620
282	ResMed, Inc.	70,224
2,561	Solventum Corp. (a)	183,137
281	Stryker Corp.	110,194
		871,313
	Health Care Providers & Services — 4.3%
642	Cardinal Health, Inc.	78,478
1,643	Cencora, Inc.	413,297
2,279	Centene Corp. (a)	136,740
319	Cigna Group (The)	107,758
2,239	CVS Health Corp.	134,004
1,196	Elevance Health, Inc.	486,724
3,762	Henry Schein, Inc. (a)	289,862
401	Humana, Inc.	118,849
281	Labcorp Holdings, Inc.	67,766
600	McKesson Corp.	377,100
200	Molina Healthcare, Inc. (a)	59,580
321	UnitedHealth Group, Inc.	195,874
3,165	Universal Health Services, Inc., Class B	648,825
		3,114,857
	Health Care REITs — 0.5%
2,275	Ventas, Inc.	145,759
1,636	Welltower, Inc.	226,063
		371,822
	Hotel & Resort REITs — 0.4%
15,159	Host Hotels & Resorts, Inc.	279,229
	Hotels, Restaurants & Leisure — 1.3%
40	Booking Holdings, Inc.	208,079
3,838	Chipotle Mexican Grill, Inc. (a)	236,114
80	Domino’s Pizza, Inc.	38,095
245	DoorDash, Inc., Class A (a)	44,218
839	Expedia Group, Inc. (a)	154,896
1,000	Hilton Worldwide Holdings, Inc.	253,440
		934,842
	Household Durables — 2.2%
1,395	D.R. Horton, Inc.	235,448

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,395	Garmin Ltd.	$296,577
1,361	Lennar Corp., Class A	237,345
37	NVR, Inc. (a)	341,717
2,835	PulteGroup, Inc.	383,490
720	Toll Brothers, Inc.	118,922
		1,613,499
	Household Products — 1.5%
4,364	Colgate-Palmolive Co.	421,693
281	Kimberly-Clark Corp.	39,157
3,483	Procter & Gamble (The) Co.	624,363
		1,085,213
	Independent Power and Renewable Electricity Producers — 1.3%
5,724	Vistra Corp.	914,924
	Industrial Conglomerates — 0.6%
3,004	3M Co.	401,124
	Insurance — 5.0%
4,805	Aflac, Inc.	547,770
280	Allstate (The) Corp.	58,069
2,599	American International Group, Inc.	199,811
1,279	Arch Capital Group Ltd.	128,821
519	Assurant, Inc.	117,865
1,922	Brown & Brown, Inc.	217,378
6,042	CNA Financial Corp.	304,759
401	Erie Indemnity Co., Class A	176,665
281	Everest Group Ltd.	108,904
1,041	Globe Life, Inc.	115,801
6,595	Hartford Financial Services Group (The), Inc.	813,229
1,521	Loews Corp.	131,916
361	MetLife, Inc.	31,851
320	Principal Financial Group, Inc.	27,869
2,003	Progressive (The) Corp.	538,567
519	Prudential Financial, Inc.	67,164
119	Willis Towers Watson PLC	38,318
		3,624,757
	Interactive Media & Services — 4.0%
8,157	Alphabet, Inc., Class A	1,378,125
5,760	Match Group, Inc. (a)	188,583
2,243	Meta Platforms, Inc., Class A	1,288,200
879	Pinterest, Inc., Class A (a)	26,651
		2,881,559
	IT Services — 2.1%
439	Accenture PLC, Class A	159,080
Shares	Description	Value

	IT Services (Continued)
4,081	Cognizant Technology Solutions Corp., Class A	$328,480
2,760	DXC Technology Co. (a)	62,100
159	EPAM Systems, Inc. (a)	38,783
165	Gartner, Inc. (a)	85,458
2,038	GoDaddy, Inc., Class A (a)	402,648
1,439	International Business Machines Corp.	327,243
799	VeriSign, Inc. (a)	149,557
		1,553,349
	Machinery — 2.7%
1,041	Caterpillar, Inc.	422,761
1,001	Cummins, Inc.	375,415
2,483	PACCAR, Inc.	290,511
239	Parker-Hannifin Corp.	167,993
1,241	Snap-on, Inc.	458,785
1,363	Westinghouse Air Brake Technologies Corp.	273,445
		1,988,910
	Media — 1.4%
9,042	Comcast Corp., Class A	390,524
8,520	Fox Corp., Class A	401,462
1,720	Interpublic Group of (The) Cos., Inc.	52,993
4,716	News Corp., Class A	138,415
		983,394
	Metals & Mining — 1.6%
1,761	Nucor Corp.	272,409
1,479	Reliance, Inc.	475,114
766	Southern Copper Corp.	76,868
2,279	Steel Dynamics, Inc.	331,071
		1,155,462
	Multi-Utilities — 0.8%
1,802	Consolidated Edison, Inc.	181,263
4,400	Public Service Enterprise Group, Inc.	414,920
		596,183
	Oil, Gas & Consumable Fuels — 2.4%
1,960	Chevron Corp.	317,383
5,402	Devon Energy Corp.	205,006
4,324	Exxon Mobil Corp.	510,059
959	HF Sinclair Corp.	39,252
555	Marathon Petroleum Corp.	86,663
480	Phillips 66	64,310
1,239	Targa Resources Corp.	253,128
40	Texas Pacific Land Corp.	64,003
1,561	Valero Energy Corp.	217,104
		1,756,908

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 2.7%
7,001	Bristol-Myers Squibb Co.	$414,599
397	Eli Lilly & Co.	315,754
3,242	Johnson & Johnson	502,542
4,482	Merck & Co., Inc.	455,551
13,121	Organon & Co.	208,230
5,241	Viatris, Inc.	68,605
		1,965,281
	Professional Services — 0.9%
439	Amentum Holdings, Inc. (a)	10,690
839	Booz Allen Hamilton Holding Corp.	124,323
439	Jacobs Solutions, Inc.	62,000
561	Leidos Holdings, Inc.	92,789
3,522	Robert Half, Inc.	262,776
882	SS&C Technologies Holdings, Inc.	68,214
		620,792
	Residential REITs — 0.9%
158	AvalonBay Communities, Inc.	37,185
879	Camden Property Trust	110,578
924	Equity Residential	70,834
119	Essex Property Trust, Inc.	36,945
2,081	Mid-America Apartment Communities, Inc.	341,617
765	UDR, Inc.	35,083
		632,242
	Retail REITs — 0.6%
2,275	Simon Property Group, Inc.	417,690
	Semiconductors & Semiconductor Equipment — 7.9%
1,400	Applied Materials, Inc.	244,594
5,481	Broadcom, Inc.	888,360
119	KLA Corp.	76,997
26,325	NVIDIA Corp.	3,639,431
159	NXP Semiconductors N.V.	36,470
560	Qorvo, Inc. (a)	38,668
3,999	QUALCOMM, Inc.	633,961
1,720	Skyworks Solutions, Inc.	150,655
		5,709,136
	Software — 8.3%
441	Adobe, Inc. (a)	227,525
2,800	AppLovin Corp., Class A (a)	942,900
123	Cadence Design Systems, Inc. (a)	37,738
244	Fair Isaac Corp. (a)	579,507
2,319	Gen Digital, Inc.	71,541
642	Manhattan Associates, Inc. (a)	183,253
7,800	Microsoft Corp.	3,302,988
Shares	Description	Value

	Software (Continued)
1,279	Salesforce, Inc.	$422,057
75	Synopsys, Inc. (a)	41,887
2,081	Zoom Communications, Inc. (a)	172,078
		5,981,474
	Specialized REITs — 0.9%
5,800	Gaming and Leisure Properties, Inc.	299,338
115	Public Storage	40,026
9,561	VICI Properties, Inc.	311,784
		651,148
	Specialty Retail — 2.6%
40	AutoZone, Inc. (a)	126,782
2,921	Bath & Body Works, Inc.	105,857
3,801	Best Buy Co., Inc.	342,090
203	Carvana Co. (a)	52,865
155	Dick’s Sporting Goods, Inc.	32,122
841	Lowe’s Cos., Inc.	229,114
38	O’Reilly Automotive, Inc. (a)	47,242
204	Ross Stores, Inc.	31,593
2,240	TJX (The) Cos., Inc.	281,546
280	Ulta Beauty, Inc. (a)	108,259
5,402	Victoria’s Secret & Co. (a)	209,814
1,636	Williams-Sonoma, Inc.	281,425
		1,848,709
	Technology Hardware, Storage & Peripherals — 8.3%
21,715	Apple, Inc.	5,153,621
719	Dell Technologies, Inc., Class C	91,737
9,400	HP, Inc.	333,042
3,605	NetApp, Inc.	442,117
		6,020,517
	Textiles, Apparel & Luxury Goods — 1.7%
1,126	Deckers Outdoor Corp. (a)	220,651
2,760	Ralph Lauren Corp.	638,664
6,040	Tapestry, Inc.	376,171
		1,235,486
	Tobacco — 1.3%
12,481	Altria Group, Inc.	720,653
1,918	Philip Morris International, Inc.	255,209
		975,862
	Trading Companies & Distributors — 0.3%
117	W.W. Grainger, Inc.	141,025
80	Watsco, Inc.	44,128
		185,153

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 0.4%
1,035	T-Mobile US, Inc.	$255,583
	Total Common Stocks	72,236,743
	(Cost $66,786,708)
MONEY MARKET FUNDS — 0.1%
94,096	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (b)	94,096
	(Cost $94,096)

	Total Investments — 99.9%	72,330,839
	(Cost $66,880,804)
	Net Other Assets and Liabilities — 0.1%	45,837
	Net Assets — 100.0%	$72,376,676

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 72,236,743	$ 72,236,743	$ —	$ —
Money Market Funds	94,096	94,096	—	—
Total Investments	$72,330,839	$72,330,839	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
538	Curtiss-Wright Corp.	$201,013
372	Woodward, Inc.	67,079
		268,092
	Air Freight & Logistics — 0.3%
630	C.H. Robinson Worldwide, Inc.	66,515
	Automobile Components — 0.6%
2,193	Adient PLC (a)	42,171
1,572	BorgWarner, Inc.	53,951
570	Lear Corp.	55,769
		151,891
	Automobiles — 0.2%
1,918	Harley-Davidson, Inc.	64,502
	Banks — 4.2%
1,077	Bank OZK	53,818
1,227	Cathay General Bancorp	63,816
2,730	Columbia Banking System, Inc.	84,657
1,796	Commerce Bancshares, Inc.	132,455
3,977	First Horizon Corp.	84,034
1,426	Hancock Whitney Corp.	84,676
1,603	Home BancShares, Inc.	50,911
3,034	International Bancshares Corp.	221,876
708	SouthState Corp.	78,369
3,046	Webster Financial Corp.	188,182
747	Zions Bancorp N.A.	45,209
		1,088,003
	Beverages — 1.0%
176	Coca-Cola Consolidated, Inc.	229,555
299	Molson Coors Beverage Co., Class B	18,556
		248,111
	Biotechnology — 2.9%
257	Blueprint Medicines Corp. (a)	24,770
2,779	Exelixis, Inc. (a)	101,322
2,148	Halozyme Therapeutics, Inc. (a)	103,534
1,020	Incyte Corp. (a)	76,082
436	Neurocrine Biosciences, Inc. (a)	55,263
1,064	United Therapeutics Corp. (a)	394,201
		755,172
	Broadline Retail — 0.8%
255	Dillard’s, Inc., Class A	112,996
2,581	Macy’s, Inc.	41,915
2,158	Nordstrom, Inc.	49,008
		203,919
	Building Products — 4.4%
329	A.O. Smith Corp.	24,507
89	Armstrong World Industries, Inc.	14,225
Shares	Description	Value

	Building Products (Continued)
842	Builders FirstSource, Inc. (a)	$157,008
461	Carlisle Cos., Inc.	210,539
199	CSW Industrials, Inc.	84,056
299	Lennox International, Inc.	199,472
8,398	Masterbrand, Inc. (a)	145,285
1,031	Owens Corning	211,994
657	UFP Industries, Inc.	89,286
		1,136,372
	Capital Markets — 2.6%
841	Affiliated Managers Group, Inc.	157,721
4,095	Federated Hermes, Inc.	175,061
526	Houlihan Lokey, Inc.	99,461
1,470	Janus Henderson Group PLC	66,562
1,618	Stifel Financial Corp.	187,365
		686,170
	Chemicals — 0.9%
88	NewMarket Corp.	46,953
1,488	Olin Corp.	63,374
931	RPM International, Inc.	129,204
		239,531
	Commercial Services & Supplies — 0.7%
1,999	HNI Corp.	113,243
1,591	Tetra Tech, Inc.	66,043
		179,286
	Communications Equipment — 1.0%
601	F5, Inc. (a)	150,460
4,947	NetScout Systems, Inc. (a)	108,241
		258,701
	Construction & Engineering — 2.6%
553	Comfort Systems USA, Inc.	272,778
643	EMCOR Group, Inc.	328,007
179	Valmont Industries, Inc.	62,267
		663,052
	Construction Materials — 0.6%
467	Eagle Materials, Inc.	144,266
	Consumer Finance — 0.2%
3,283	Navient Corp.	51,149
	Consumer Staples Distribution & Retail — 2.2%
87	Casey’s General Stores, Inc.	36,617
3,431	Sprouts Farmers Market, Inc. (a)	530,021
		566,638
	Containers & Packaging — 1.2%
226	AptarGroup, Inc.	39,089

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
2,131	Berry Global Group, Inc.	$154,093
1,501	Greif, Inc., Class A	106,616
		299,798
	Diversified Consumer Services — 1.2%
121	Graham Holdings Co., Class B	112,666
405	Grand Canyon Education, Inc. (a)	66,659
2,209	H&R Block, Inc.	130,949
		310,274
	Diversified REITs — 0.6%
2,881	WP Carey, Inc.	164,390
	Electric Utilities — 1.0%
2,623	NRG Energy, Inc.	266,523
	Electrical Equipment — 2.1%
914	Acuity Brands, Inc.	293,111
734	Atkore, Inc.	69,224
1,272	EnerSys	122,951
888	nVent Electric PLC	69,539
		554,825
	Electronic Equipment, Instruments & Components — 3.1%
734	Arrow Electronics, Inc. (a)	88,198
1,288	Avnet, Inc.	70,467
48	Badger Meter, Inc.	10,407
600	Belden, Inc.	73,440
198	Crane NXT Co.	12,411
165	Insight Enterprises, Inc. (a)	25,814
183	Itron, Inc. (a)	21,691
1,305	Jabil, Inc.	177,258
1,591	Sanmina Corp. (a)	126,341
1,186	TD SYNNEX Corp.	141,122
2,191	Vishay Intertechnology, Inc.	41,848
633	Vontier Corp.	24,852
		813,849
	Energy Equipment & Services — 0.4%
1,125	Weatherford International PLC	92,588
	Financial Services — 4.4%
6,376	Enact Holdings, Inc.	224,499
510	Equitable Holdings, Inc.	24,597
3,603	Essent Group Ltd.	208,181
1,654	Jackson Financial, Inc., Class A	165,714
11,055	MGIC Investment Corp.	290,304
5,621	Radian Group, Inc.	201,176
1,635	Western Union (The) Co.	18,002
		1,132,473
Shares	Description	Value

	Food Products — 1.6%
1,578	Ingredion, Inc.	$232,503
404	J.M. Smucker (The) Co.	47,587
2,569	Pilgrim’s Pride Corp. (a)	132,586
		412,676
	Gas Utilities — 1.0%
2,283	National Fuel Gas Co.	146,043
3,537	UGI Corp.	107,419
		253,462
	Health Care Equipment & Supplies — 1.4%
5,701	Envista Holdings Corp. (a)	127,075
1,443	Globus Medical, Inc., Class A (a)	123,535
237	Haemonetics Corp. (a)	20,730
239	Integra LifeSciences Holdings Corp. (a)	5,875
825	Lantheus Holdings, Inc. (a)	73,648
149	Merit Medical Systems, Inc. (a)	15,481
		366,344
	Health Care Providers & Services — 3.9%
869	AMN Healthcare Services, Inc. (a)	22,620
267	Cardinal Health, Inc.	32,638
184	Chemed Corp.	105,320
151	CorVel Corp. (a)	55,175
90	DaVita, Inc. (a)	14,955
674	Encompass Health Corp.	69,382
401	Ensign Group (The), Inc.	58,630
297	Henry Schein, Inc. (a)	22,884
286	Molina Healthcare, Inc. (a)	85,199
1,349	Option Care Health, Inc. (a)	32,106
735	Patterson Cos., Inc.	15,795
4,936	Premier, Inc., Class A	113,035
1,847	Tenet Healthcare Corp. (a)	263,530
568	Universal Health Services, Inc., Class B	116,440
		1,007,709
	Health Care REITs — 1.3%
2,209	CareTrust REIT, Inc.	65,806
3,629	Omega Healthcare Investors, Inc.	147,374
6,873	Sabra Health Care REIT, Inc.	128,731
		341,911
	Health Care Technology — 0.1%
348	Doximity, Inc., Class A (a)	18,444
	Hotel & Resort REITs — 0.8%
2,685	Apple Hospitality REIT, Inc.	43,255

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs (Continued)
3,162	Host Hotels & Resorts, Inc.	$58,244
7,528	Park Hotels & Resorts, Inc.	117,061
		218,560
	Hotels, Restaurants & Leisure — 1.1%
1,212	Boyd Gaming Corp.	89,506
930	Texas Roadhouse, Inc.	190,901
		280,407
	Household Durables — 5.0%
302	Installed Building Products, Inc.	69,079
3,492	KB Home	288,928
660	Meritage Homes Corp.	126,106
1,099	PulteGroup, Inc.	148,662
2,822	Taylor Morrison Home Corp. (a)	208,461
2,415	Toll Brothers, Inc.	398,886
93	TopBuild Corp. (a)	36,330
661	Tri Pointe Homes, Inc. (a)	28,773
		1,305,225
	Independent Power and Renewable Electricity Producers — 1.0%
1,677	Vistra Corp.	268,052
	Insurance — 4.3%
454	Assurant, Inc.	103,104
1,287	CNA Financial Corp.	64,916
388	Erie Indemnity Co., Class A	170,937
645	Loews Corp.	55,941
7,755	Old Republic International Corp.	302,212
1,063	Oscar Health, Inc., Class A (a)	18,422
506	Primerica, Inc.	153,192
3,297	Unum Group	253,539
		1,122,263
	Interactive Media & Services — 0.3%
1,123	Ziff Davis, Inc. (a)	66,089
	IT Services — 1.4%
213	ASGN, Inc. (a)	19,500
2,043	DXC Technology Co. (a)	45,968
1,578	GoDaddy, Inc., Class A (a)	311,765
		377,233
	Life Sciences Tools & Services — 0.4%
330	Medpace Holdings, Inc. (a)	112,408
	Machinery — 5.4%
1,170	AGCO Corp.	118,416
2,445	Allison Transmission Holdings, Inc.	289,732
418	Crane Co.	76,109
Shares	Description	Value

	Machinery (Continued)
273	Donaldson Co., Inc.	$21,308
464	Esab Corp.	59,893
825	Federal Signal Corp.	80,363
149	ITT, Inc.	23,262
4,171	Kennametal, Inc.	119,708
104	Lincoln Electric Holdings, Inc.	22,722
3,151	Mueller Industries, Inc.	254,506
327	Snap-on, Inc.	120,889
752	SPX Technologies, Inc. (a)	132,683
1,756	Terex Corp.	96,211
		1,415,802
	Media — 1.7%
2,412	New York Times (The) Co., Class A	130,875
927	Nexstar Media Group, Inc.	158,137
7,502	TEGNA, Inc.	140,813
		429,825
	Metals & Mining — 2.9%
466	Alpha Metallurgical Resources, Inc. (a)	114,436
749	Carpenter Technology Corp.	145,336
3,735	Cleveland-Cliffs, Inc. (a)	46,501
2,502	Commercial Metals Co.	154,348
281	Reliance, Inc.	90,268
719	Royal Gold, Inc.	105,161
627	Steel Dynamics, Inc.	91,084
		747,134
	Office REITs — 1.8%
3,018	COPT Defense Properties	99,443
4,487	Cousins Properties, Inc.	142,417
6,062	Highwoods Properties, Inc.	196,773
9,645	Hudson Pacific Properties, Inc.	37,133
		475,766
	Oil, Gas & Consumable Fuels — 2.7%
930	APA Corp.	21,065
767	Chord Energy Corp.	97,808
2,802	HF Sinclair Corp.	114,686
2,328	PBF Energy, Inc., Class A	73,309
4,078	Peabody Energy Corp.	97,260
976	SM Energy Co.	44,105
161	Texas Pacific Land Corp.	257,614
		705,847
	Paper & Forest Products — 0.3%
539	Louisiana-Pacific Corp.	63,710
587	Magnera Corp. (a)	12,022
		75,732

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Personal Care Products — 0.9%
2,084	BellRing Brands, Inc. (a)	$163,511
211	elf Beauty, Inc. (a)	27,329
6,088	Nu Skin Enterprises, Inc., Class A	44,442
		235,282
	Pharmaceuticals — 0.7%
794	Jazz Pharmaceuticals PLC (a)	96,543
1,321	Organon & Co.	20,964
1,710	Perrigo Co. PLC	48,803
183	Prestige Consumer Healthcare, Inc. (a)	15,513
		181,823
	Professional Services — 2.6%
341	CACI International, Inc., Class A (a)	156,819
558	Concentrix Corp.	25,082
538	ExlService Holdings, Inc. (a)	24,942
3,706	Genpact Ltd.	171,069
1,548	ManpowerGroup, Inc.	99,645
1,200	Parsons Corp. (a)	115,092
626	Science Applications International Corp.	77,780
		670,429
	Real Estate Management & Development — 0.4%
417	Jones Lang LaSalle, Inc. (a)	117,010
	Residential REITs — 0.1%
196	Camden Property Trust	24,657
	Retail REITs — 0.4%
1,099	Agree Realty Corp.	84,403
688	Brixmor Property Group, Inc.	20,688
1	NNN REIT, Inc.	44
		105,135
	Semiconductors & Semiconductor Equipment — 0.9%
149	Axcelis Technologies, Inc. (a)	11,062
1,156	Cirrus Logic, Inc. (a)	120,744
1	Impinj, Inc. (a)	192
646	Onto Innovation, Inc. (a)	106,061
		238,059
	Software — 4.5%
2,342	ACI Worldwide, Inc. (a)	133,072
329	Appfolio, Inc., Class A (a)	83,484
783	Box, Inc., Class A (a)	27,476
1,021	Commvault Systems, Inc. (a)	175,193
4,979	Dropbox, Inc., Class A (a)	137,719
72	Fair Isaac Corp. (a)	171,002
Shares	Description	Value

	Software (Continued)
888	Gen Digital, Inc.	$27,395
1,304	InterDigital, Inc.	255,532
252	Manhattan Associates, Inc. (a)	71,931
63	SPS Commerce, Inc. (a)	12,163
1,983	Teradata Corp. (a)	61,275
1	Varonis Systems, Inc. (a)	50
537	Zeta Global Holdings Corp., Class A (a)	11,438
		1,167,730
	Specialized REITs — 1.8%
512	CubeSmart	25,375
1,771	EPR Properties	80,350
3,556	Gaming and Leisure Properties, Inc.	183,525
769	Lamar Advertising Co., Class A	103,061
1,518	National Storage Affiliates Trust	68,462
		460,773
	Specialty Retail — 3.7%
672	Abercrombie & Fitch Co., Class A (a)	100,592
1,603	Academy Sports & Outdoors, Inc.	78,948
1,742	American Eagle Outfitters, Inc.	33,516
168	Asbury Automotive Group, Inc. (a)	43,651
390	AutoNation, Inc. (a)	69,767
375	Dick’s Sporting Goods, Inc.	77,715
3,688	Gap (The), Inc.	89,434
153	Group 1 Automotive, Inc.	65,147
286	Murphy USA, Inc.	156,671
1,399	Williams-Sonoma, Inc.	240,656
		956,097
	Technology Hardware, Storage & Peripherals — 0.6%
1,244	NetApp, Inc.	152,564
	Textiles, Apparel & Luxury Goods — 2.4%
898	Carter’s, Inc.	49,004
423	Crocs, Inc. (a)	44,669
738	Deckers Outdoor Corp. (a)	144,618
435	Levi Strauss & Co., Class A	7,595
1,020	PVH Corp.	110,537
327	Ralph Lauren Corp.	75,668
301	Skechers U.S.A., Inc., Class A (a)	19,210
2,818	Tapestry, Inc.	175,505
		626,806
	Trading Companies & Distributors — 2.3%
206	Applied Industrial Technologies, Inc.	56,592

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
822	Boise Cascade Co.	$121,327
4,009	Core & Main, Inc., Class A (a)	194,637
735	MSC Industrial Direct Co., Inc., Class A	63,122
179	Watsco, Inc.	98,736
315	WESCO International, Inc.	66,645
		601,059
	Total Common Stocks	25,944,403
	(Cost $23,871,369)
MONEY MARKET FUNDS — 0.1%
21,628	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (b)	21,628
	(Cost $21,628)

	Total Investments — 100.0%	25,966,031
	(Cost $23,892,997)
	Net Other Assets and Liabilities — 0.0%	8,242
	Net Assets — 100.0%	$25,974,273

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,944,403	$ 25,944,403	$ —	$ —
Money Market Funds	21,628	21,628	—	—
Total Investments	$25,966,031	$25,966,031	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
550	Moog, Inc., Class A	$121,698
	Air Freight & Logistics — 0.3%
2,043	Hub Group, Inc., Class A	105,500
	Automobile Components — 0.7%
3,012	Adient PLC (a)	57,921
1,915	Phinia, Inc.	107,393
2,375	Standard Motor Products, Inc.	78,090
		243,404
	Automobiles — 0.1%
418	Winnebago Industries, Inc.	24,470
	Banks — 7.6%
1,321	Ames National Corp.	22,444
4,399	Bancorp (The), Inc. (a)	257,033
5,500	Bank of NT Butterfield & Son Ltd. (The)	208,615
2,329	BankUnited, Inc.	97,981
1,477	City Holding Co.	193,960
6,953	Eagle Bancorp, Inc.	204,140
5,589	First BanCorp	115,580
2,067	First Financial Corp.	100,952
1,563	International Bancshares Corp.	114,302
1,676	Northeast Community Bancorp, Inc.	50,531
4,361	OFG Bancorp	198,077
1,075	Park National Corp.	204,637
1,561	Pathward Financial, Inc.	130,937
902	Peoples Bancorp of North Carolina, Inc.	28,873
3,301	Preferred Bank	311,383
5,299	Provident Financial Services, Inc.	111,915
4,490	S&T Bancorp, Inc.	192,127
3,124	Trustmark Corp.	122,180
1,320	Westamerica BanCorp	75,544
		2,741,211
	Beverages — 0.9%
153	Coca-Cola Consolidated, Inc.	199,556
4,178	Primo Brands Corp., Class A	119,157
		318,713
	Biotechnology — 4.2%
4,488	ADMA Biologics, Inc. (a)	90,254
11,333	Alkermes PLC (a)	328,884
1,300	Blueprint Medicines Corp. (a)	125,294
14,496	Catalyst Pharmaceuticals, Inc. (a)	319,927
596	Corbus Pharmaceuticals Holdings, Inc. (a)	10,621
Shares	Description	Value

	Biotechnology (Continued)
2,375	Cullinan Therapeutics, Inc. (a)	$31,944
4,178	Halozyme Therapeutics, Inc. (a)	201,379
3,298	Kiniksa Pharmaceuticals International PLC (a)	72,820
154	Krystal Biotech, Inc. (a)	30,403
2,007	TG Therapeutics, Inc. (a)	69,843
990	Twist Bioscience Corp. (a)	48,688
15,647	Vanda Pharmaceuticals, Inc. (a)	80,582
10,122	Y-mAbs Therapeutics, Inc. (a)	120,654
		1,531,293
	Broadline Retail — 1.0%
418	Dillard’s, Inc., Class A	185,224
1,254	Kohl’s Corp.	18,772
8,716	Macy’s, Inc.	141,548
925	Nordstrom, Inc.	21,007
		366,551
	Building Products — 2.8%
1,848	American Woodmark Corp. (a)	167,762
1,562	Apogee Enterprises, Inc.	131,536
1,122	AZZ, Inc.	104,503
400	CSW Industrials, Inc.	168,956
506	Griffon Corp.	42,656
1,321	Janus International Group, Inc. (a)	9,881
5,277	Masterbrand, Inc. (a)	91,292
2,441	Quanex Building Products Corp.	72,644
8,752	Resideo Technologies, Inc. (a)	237,879
		1,027,109
	Capital Markets — 1.8%
414	Artisan Partners Asset Management, Inc., Class A	20,199
2,600	Donnelley Financial Solutions, Inc. (a)	156,650
22	Main Street Capital Corp.	1,220
264	Piper Sandler Cos.	90,549
1,097	Victory Capital Holdings, Inc., Class A	76,220
2,818	Virtu Financial, Inc., Class A	105,140
16,325	WisdomTree, Inc.	195,084
		645,062
	Chemicals — 0.9%
1,757	Hawkins, Inc.	236,334
6,618	Perimeter Solutions, Inc. (a)	84,710
		321,044
	Commercial Services & Supplies — 1.8%
744	Brady Corp., Class A	55,718
1,671	CECO Environmental Corp. (a)	53,555
902	Cimpress PLC (a)	72,431
7,084	GEO Group (The), Inc. (a)	201,965

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
5,299	Interface, Inc.	$140,688
1,122	MillerKnoll, Inc.	28,207
8,291	Steelcase, Inc., Class A	111,680
		664,244
	Communications Equipment — 0.4%
4,558	Extreme Networks, Inc. (a)	75,663
3,760	NetScout Systems, Inc. (a)	82,269
		157,932
	Construction & Engineering — 3.3%
591	Argan, Inc.	92,160
617	Comfort Systems USA, Inc.	304,348
553	EMCOR Group, Inc.	282,096
506	IES Holdings, Inc. (a)	156,787
1,580	Sterling Infrastructure, Inc. (a)	307,231
2,155	Tutor Perini Corp. (a)	58,573
		1,201,195
	Construction Materials — 0.5%
1,100	United States Lime & Minerals, Inc.	168,300
	Consumer Finance — 0.5%
4,379	Navient Corp.	68,225
1,958	PROG Holdings, Inc.	95,276
		163,501
	Consumer Staples Distribution & Retail — 1.3%
330	Andersons (The), Inc.	15,754
1,100	Ingles Markets, Inc., Class A	81,290
2,505	Sprouts Farmers Market, Inc. (a)	386,973
		484,017
	Diversified Consumer Services — 2.1%
1,273	Adtalem Global Education, Inc. (a)	116,365
351	Frontdoor, Inc. (a)	20,569
768	Grand Canyon Education, Inc. (a)	126,405
2,639	H&R Block, Inc.	156,440
6,709	Perdoceo Education Corp.	184,162
1,276	Stride, Inc. (a)	136,366
		740,307
	Diversified REITs — 0.3%
5,651	Broadstone Net Lease, Inc.	98,949
Shares	Description	Value

	Electric Utilities — 0.1%
1,408	Hawaiian Electric Industries, Inc. (a)	$14,629
198	Otter Tail Corp.	15,967
		30,596
	Electrical Equipment — 1.2%
156	Acuity Brands, Inc.	50,028
1,277	Atkore, Inc.	120,434
726	EnerSys	70,175
726	Powell Industries, Inc.	194,118
		434,755
	Electronic Equipment, Instruments & Components — 5.0%
1,012	Badger Meter, Inc.	219,422
2,376	Bel Fuse, Inc., Class B	190,508
1,141	Belden, Inc.	139,658
2,045	Benchmark Electronics, Inc.	99,162
352	CTS Corp.	19,328
20,729	Daktronics, Inc. (a)	319,227
2,200	ePlus, Inc. (a)	177,892
110	Insight Enterprises, Inc. (a)	17,210
4,266	Knowles Corp. (a)	83,016
1,822	Napco Security Technologies, Inc.	71,477
1,735	PC Connection, Inc.	125,926
2,926	Sanmina Corp. (a)	232,354
1,034	ScanSource, Inc. (a)	52,124
3,452	Vishay Intertechnology, Inc.	65,933
		1,813,237
	Energy Equipment & Services — 1.3%
9,923	Archrock, Inc.	254,227
7,506	Helix Energy Solutions Group, Inc. (a)	80,239
704	Liberty Energy, Inc.	12,954
1,690	Weatherford International PLC	139,087
		486,507
	Entertainment — 0.3%
3,415	Cinemark Holdings, Inc. (a)	117,886
	Financial Services — 4.3%
5,236	Enact Holdings, Inc.	184,360
2,199	Essent Group Ltd.	127,058
2,529	Jackson Financial, Inc., Class A	253,380
10,666	MGIC Investment Corp.	280,089
2,284	Mr. Cooper Group, Inc. (a)	225,362
5,345	NMI Holdings, Inc. (a)	213,747
7,507	Radian Group, Inc.	268,676
		1,552,672
	Food Products — 1.9%
2,882	Cal-Maine Foods, Inc.	281,312

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
11,620	Dole PLC	$175,113
6,446	Fresh Del Monte Produce, Inc.	217,553
352	Vital Farms, Inc. (a)	11,686
		685,664
	Gas Utilities — 0.1%
242	ONE Gas, Inc.	18,869
220	Southwest Gas Holdings, Inc.	17,195
		36,064
	Health Care Equipment & Supplies — 3.9%
4,707	Avanos Medical, Inc. (a)	90,186
793	Embecta Corp.	16,518
2,990	Envista Holdings Corp. (a)	66,647
2,728	Globus Medical, Inc., Class A (a)	233,544
902	Haemonetics Corp. (a)	78,898
7,177	Inmode Ltd. (a)	140,167
1,891	Lantheus Holdings, Inc. (a)	168,810
814	LeMaitre Vascular, Inc.	87,090
2,403	RxSight, Inc. (a)	112,653
6,665	Tactile Systems Technology, Inc. (a)	130,234
861	TransMedics Group, Inc. (a)	74,657
643	UFP Technologies, Inc. (a)	207,637
		1,407,041
	Health Care Providers & Services — 4.6%
1,147	Addus HomeCare Corp. (a)	140,898
506	AMN Healthcare Services, Inc. (a)	13,171
814	Astrana Health, Inc. (a)	35,206
621	CorVel Corp. (a)	226,913
8,800	Cross Country Healthcare, Inc. (a)	94,688
1,254	GeneDx Holdings Corp. (a)	98,301
6,662	Hims & Hers Health, Inc. (a)	214,650
3,237	National HealthCare Corp.	405,272
1,583	Owens & Minor, Inc. (a)	21,323
8,225	Pediatrix Medical Group, Inc. (a)	123,046
7,352	Premier, Inc., Class A	168,361
572	Progyny, Inc. (a)	8,906
1,561	RadNet, Inc. (a)	127,627
		1,678,362
	Health Care REITs — 0.9%
863	CareTrust REIT, Inc.	25,708
2,552	National Health Investors, Inc.	195,611
5,408	Sabra Health Care REIT, Inc.	101,292
		322,611
Shares	Description	Value

	Health Care Technology — 0.0%
679	Phreesia, Inc. (a)	$14,279
	Hotel & Resort REITs — 0.2%
4,837	Park Hotels & Resorts, Inc.	75,215
	Hotels, Restaurants & Leisure — 0.2%
1,737	Sweetgreen, Inc., Class A (a)	71,182
	Household Durables — 3.0%
506	Ethan Allen Interiors, Inc.	15,549
1,540	Green Brick Partners, Inc. (a)	110,049
335	Hovnanian Enterprises, Inc., Class A (a)	65,864
2,286	KB Home	189,144
1,718	M/I Homes, Inc. (a)	283,522
662	Meritage Homes Corp.	126,488
3,516	Taylor Morrison Home Corp. (a)	259,727
572	Tri Pointe Homes, Inc. (a)	24,899
		1,075,242
	Industrial REITs — 0.4%
1,236	Innovative Industrial Properties, Inc.	134,749
	Insurance — 1.9%
854	Employers Holdings, Inc.	45,570
837	HCI Group, Inc.	102,005
3,144	Mercury General Corp.	248,250
2,858	Oscar Health, Inc., Class A (a)	49,529
11,329	Universal Insurance Holdings, Inc.	256,375
		701,729
	Interactive Media & Services — 0.5%
7,258	EverQuote, Inc., Class A (a)	139,281
1,385	Grindr, Inc. (a)	20,900
2,727	MediaAlpha, Inc., Class A (a)	34,442
		194,623
	IT Services — 0.5%
704	ASGN, Inc. (a)	64,451
4,815	DXC Technology Co. (a)	108,338
		172,789
	Life Sciences Tools & Services — 0.6%
2,726	BioLife Solutions, Inc. (a)	74,883
8,972	Maravai LifeSciences Holdings, Inc., Class A (a)	50,872
267	Medpace Holdings, Inc. (a)	90,948
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
		216,703

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 3.4%
3,189	Blue Bird Corp. (a)	$129,633
26	Enerpac Tool Group Corp.	1,255
1,100	Hyster-Yale, Inc.	61,864
5,284	Mueller Industries, Inc.	426,789
574	REV Group, Inc.	17,805
704	SPX Technologies, Inc. (a)	124,214
726	Tennant Co.	64,156
3,080	Terex Corp.	168,753
14,412	Titan International, Inc. (a)	105,496
6,993	Wabash National Corp.	138,671
		1,238,636
	Marine Transportation — 0.7%
5,101	Genco Shipping & Trading Ltd.	80,953
5,585	Golden Ocean Group Ltd.	55,850
814	Matson, Inc.	124,688
		261,491
	Media — 1.0%
4,178	AMC Networks, Inc., Class A (a)	39,357
1,963	John Wiley & Sons, Inc., Class A	102,429
10,865	TEGNA, Inc.	203,936
		345,722
	Metals & Mining — 2.4%
594	Alpha Metallurgical Resources, Inc. (a)	145,869
1,787	Carpenter Technology Corp.	346,749
1,914	Commercial Metals Co.	118,075
4,068	Ramaco Resources, Inc., Class A	51,867
462	Ryerson Holding Corp.	11,873
7,806	SunCoke Energy, Inc.	97,263
1,388	Warrior Met Coal, Inc.	97,604
		869,300
	Multi-Utilities — 0.3%
1,540	Black Hills Corp.	98,668
	Office REITs — 1.8%
3,496	Cousins Properties, Inc.	110,963
3,806	Highwoods Properties, Inc.	123,543
1,760	Kilroy Realty Corp.	73,093
11,987	Piedmont Office Realty Trust, Inc., Class A	114,116
2,923	SL Green Realty Corp.	228,549
		650,264
	Oil, Gas & Consumable Fuels — 3.3%
5,741	Ardmore Shipping Corp.	64,070
308	Chord Energy Corp.	39,276
1,891	CONSOL Energy, Inc.	247,154
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
6,648	DHT Holdings, Inc.	$62,624
4,308	Dorian LPG Ltd.	105,417
1,738	International Seaways, Inc.	67,782
3,741	PBF Energy, Inc., Class A	117,804
7,150	Peabody Energy Corp.	170,527
4,970	SandRidge Energy, Inc.	58,298
1,017	Scorpio Tankers, Inc.	51,521
4,797	Teekay Tankers Ltd., Class A	193,079
		1,177,552
	Paper & Forest Products — 0.8%
1,605	Clearwater Paper Corp. (a)	43,527
2,482	Sylvamo Corp.	229,064
		272,591
	Passenger Airlines — 1.2%
3,915	SkyWest, Inc. (a)	449,207
	Personal Care Products — 1.0%
2,661	BellRing Brands, Inc. (a)	208,782
4,331	Medifast, Inc. (a)	85,191
10,278	Nu Skin Enterprises, Inc., Class A	75,029
		369,002
	Pharmaceuticals — 3.6%
374	Amphastar Pharmaceuticals, Inc. (a)	16,901
2,204	ANI Pharmaceuticals, Inc. (a)	126,135
702	Axsome Therapeutics, Inc. (a)	68,950
506	Collegium Pharmaceutical, Inc. (a)	15,433
3,538	Corcept Therapeutics, Inc. (a)	204,072
1,215	Evolus, Inc. (a)	16,633
3,670	Harmony Biosciences Holdings, Inc. (a)	127,239
1,144	Harrow, Inc. (a)	47,945
2,025	Innoviva, Inc. (a)	38,455
1,078	Intra-Cellular Therapies, Inc. (a)	92,331
1,211	Ligand Pharmaceuticals, Inc. (a)	147,100
2,727	Pacira BioSciences, Inc. (a)	46,114
10,232	SIGA Technologies, Inc.	74,489
5,565	Supernus Pharmaceuticals, Inc. (a)	203,512
1,452	Tarsus Pharmaceuticals, Inc. (a)	76,157
		1,301,466
	Professional Services — 1.8%
640	CRA International, Inc.	124,819
876	CSG Systems International, Inc.	48,014
4,839	Heidrick & Struggles International, Inc.	223,271
815	Huron Consulting Group, Inc. (a)	100,090

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
3,606	Kelly Services, Inc., Class A	$52,828
880	Parsons Corp. (a)	84,401
		633,423
	Real Estate Management & Development — 0.4%
6,358	RMR Group (The), Inc., Class A	141,148
	Retail REITs — 0.3%
4,183	Acadia Realty Trust	108,131
	Semiconductors & Semiconductor Equipment — 1.8%
2,773	Amkor Technology, Inc.	73,318
88	Axcelis Technologies, Inc. (a)	6,533
2,268	Credo Technology Group Holding Ltd. (a)	111,041
352	FormFactor, Inc. (a)	14,101
922	Impinj, Inc. (a)	177,218
393	Onto Innovation, Inc. (a)	64,523
6,072	Photronics, Inc. (a)	151,254
1,803	Ultra Clean Holdings, Inc. (a)	69,289
		667,277
	Software — 6.6%
1,123	A10 Networks, Inc.	19,147
152	ACI Worldwide, Inc. (a)	8,637
7,373	Adeia, Inc.	89,361
835	Alarm.com Holdings, Inc. (a)	54,392
1,210	Alkami Technology, Inc. (a)	47,759
768	Appfolio, Inc., Class A (a)	194,880
4,226	AvePoint, Inc. (a)	74,589
4,859	Clear Secure, Inc., Class A	125,751
1,560	Commvault Systems, Inc. (a)	267,680
1,561	Intapp, Inc. (a)	97,641
2,271	InterDigital, Inc.	445,025
1,209	LiveRamp Holdings, Inc. (a)	36,705
66	Mitek Systems, Inc. (a)	615
2,023	Progress Software Corp.	138,393
1,430	Q2 Holdings, Inc. (a)	149,778
3,738	Sapiens International Corp. N.V.	102,160
1,034	SEMrush Holdings, Inc., Class A (a)	14,062
902	SolarWinds Corp.	12,042
179	SPS Commerce, Inc. (a)	34,559
484	Teradata Corp. (a)	14,956
1,826	Varonis Systems, Inc. (a)	91,227
5,631	Verint Systems, Inc. (a)	141,901
4,925	Yext, Inc. (a)	40,680
8,096	Zeta Global Holdings Corp., Class A (a)	172,445
		2,374,385
Shares	Description	Value

	Specialty Retail — 4.4%
2,134	Abercrombie & Fitch Co., Class A (a)	$319,438
2,001	Academy Sports & Outdoors, Inc.	98,549
352	Asbury Automotive Group, Inc. (a)	91,460
2,243	Buckle (The), Inc.	116,838
4,250	Caleres, Inc.	132,048
772	Carvana Co. (a)	201,044
3,122	Guess?, Inc.	51,388
357	Murphy USA, Inc.	195,565
3,980	ODP (The) Corp. (a)	102,206
5,915	Sally Beauty Holdings, Inc. (a)	82,396
1,410	Shoe Carnival, Inc.	47,602
1,387	Signet Jewelers Ltd.	138,977
		1,577,511
	Technology Hardware, Storage & Peripherals — 0.2%
6,554	Xerox Holdings Corp.	59,904
	Textiles, Apparel & Luxury Goods — 0.5%
2,990	G-III Apparel Group Ltd. (a)	88,594
334	Kontoor Brands, Inc.	30,655
2,421	Movado Group, Inc.	49,267
		168,516
	Trading Companies & Distributors — 2.5%
179	Applied Industrial Technologies, Inc.	49,175
1,584	BlueLinx Holdings, Inc. (a)	199,109
1,831	Boise Cascade Co.	270,256
7,106	DNOW, Inc. (a)	106,945
2,112	GMS, Inc. (a)	211,939
14,017	Hudson Technologies, Inc. (a)	83,261
		920,685
	Water Utilities — 0.1%
1,847	Consolidated Water Co., Ltd.	49,740
	Total Common Stocks	36,081,025
	(Cost $32,539,393)
MONEY MARKET FUNDS — 0.2%
64,246	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.51% (f)	64,246
	(Cost $64,246)

	Total Investments — 100.0%	36,145,271
	(Cost $32,603,639)
	Net Other Assets and Liabilities — 0.0%	5,638
	Net Assets — 100.0%	$36,150,909

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At November 30, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of November 30, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 216,703	$ 216,703	$ —	$ —**
Other Industry Categories*	35,864,322	35,864,322	—	—
Money Market Funds	64,246	64,246	—	—
Total Investments	$36,145,271	$36,145,271	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.